Employee Benefits and Share-Based Compensation - Summary of Compensation Expense Recognized for Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	$ 95,055	$ 115,983	$ 87,039
Payroll and related
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	17,597	15,629	9,455
Marketing, general and administrative expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total share-based compensation expense	$ 77,458	$ 100,354	$ 77,584